NOTES PAYABLE - 2020 and 2021 Credit Agreements (Details) - Line of Credit - USD ($)	Jan. 31, 2021	May 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Proceeds from credit agreement		$ 25,000,000.0
2020 Credit Agreement
Debt Instrument [Line Items]
Fixed interest rate, annual		12.00%
Fixed interest rate, paid in cash		8.00%
Fixed interest rate, added back to principal		4.00%
Outstanding balance			$ 25,900,000	$ 25,600,000
2021 Credit Agreement
Debt Instrument [Line Items]
Proceeds from credit agreement	$ 1,800,000
Fixed interest rate, annual	5.45%
Outstanding balance			$ 1,800,000	$ 0
Total capacity	$ 2,700,000
Series D Convertible Preferred Stock | 2020 Credit Agreement
Debt Instrument [Line Items]
Warrants issued (in shares)		750,000
Period for repayment termination trigger		12 months